Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
A reconciliation of the beginning and ending amount of allowance for doubtful accounts is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions):

	Year Ended December 31,
	2015	2014	2013
Beginning balance of allowance for doubtful accounts	$1	$1	$1
Bad debt expense	2	1	1
Charge-offs	(1)	(1)	(1)
Ending balance of allowance for doubtful accounts	$2	$1	$1